Bank Borrowings - Schedule of Bank Borrowings (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Bank loans secured and repayable [Abstract]
Within 12 months	$ 64,955	$ 509,029	$ 501,522
Over 1 year	159,347	1,248,737	1,505,343
Total	$ 224,302	$ 1,757,766	$ 2,006,865